ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock. The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.

Our fiscal year end is September 30th.  We define fiscal year 2012 as the twelve month period ended September 30, 2012.

Basis of Presentation:

The accompanying unaudited consolidated financial statements of the Company have been prepared for the interim period and are unaudited (consisting only of normal recurring adjustments) which are in the in opinion of management, necessary for a fair presentation of the financial position and operating results for the periods presented. The results of operations for the three and nine months ended June 30, 2012 are not necessarily indicative of the results for the Company to be expected for the full fiscal year ending September 30, 2012.

Reclassification:

Certain three and nine month ended June 30, 2011 items have been reclassified to conform to the three and nine month ended June 30, 2012 presentation.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock.  The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.